Share capital - Share-based payment expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital [Line Items]
Total share-based payment expenses	$ 3.8	$ 3.3
Share-based payment expenses recognized in operating expenses	1.2	1.1
Stock option expense
Share capital [Line Items]
Total share-based payment expenses	1.2	1.1
Performance share unit expense
Share capital [Line Items]
Total share-based payment expenses	0.5	1.6
Restricted share unit expense
Share capital [Line Items]
Total share-based payment expenses	2.1	1.4
Deferred share unit expense
Share capital [Line Items]
Total share-based payment expenses	(0.4)	(0.7)
Shares issued under First Nations agreements
Share capital [Line Items]
Total share-based payment expenses	$ 0.4	$ (0.1)